Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ 12.5	$ 3.5